Schedule of Bank Borrowings (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total borrowings		¥ 76,900	¥ 30,000
Bank Of Beijing Five [Member]
Short-Term Debt [Line Items]
Deposit pledge		¥ 3,000
Industrial Bank One [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 30, 2025
Principal amount	[1]	¥ 5,000
Interest rate per annum	[1]	3.10%
Total borrowings	[1]		5,000
Bank Of Beijing One [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	June 6, 2025
Principal amount	[2]	¥ 10,000
Interest rate per annum	[2]	3.35%
Total borrowings	[2]		10,000
Bank Of Beijing Two [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	December 26, 2025
Principal amount	[2]	¥ 10,000
Interest rate per annum	[2]	2.80%
Total borrowings	[2]		10,000
China Minsheng Bank One [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	December 11, 2025
Principal amount	[3]	¥ 5,000
Interest rate per annum	[3]	2.80%
Total borrowings	[3]	¥ 5,000	5,000
China Minsheng Bank Two [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	January 14, 2026
Principal amount	[3]	¥ 9,900
Interest rate per annum	[3]	2.80%
Total borrowings	[3]	¥ 9,900
China Minsheng Bank Three [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	June 12, 2026
Principal amount	[3]	¥ 2,000
Interest rate per annum	[3]	2.80%
Total borrowings	[3]	¥ 2,000
Industrial Bank Two [Member]
Short-Term Debt [Line Items]
Maturity date	[4]	May 29, 2026
Principal amount	[4]	¥ 5,000
Interest rate per annum	[4]	2.80%
Total borrowings	[4]	¥ 5,000
Industrial And Commercial Bank Of China [Member]
Short-Term Debt [Line Items]
Maturity date	[5]	June 26, 2026
Principal amount	[5]	¥ 10,000
Interest rate per annum	[5]	2.35%
Total borrowings	[5]	¥ 10,000
Bank Of Beijing Three [Member]
Short-Term Debt [Line Items]
Maturity date	[6]	June 5, 2026
Principal amount	[6]	¥ 10,000
Interest rate per annum	[6]	2.80%
Total borrowings	[6]	¥ 10,000
Bank Of Beijing Four [Member]
Short-Term Debt [Line Items]
Maturity date	[6]	June 19, 2026
Principal amount	[6]	¥ 10,000
Interest rate per annum	[6]	2.80%
Total borrowings	[6]	¥ 10,000
Industrial And Commercial Bank Of China One [Member]
Short-Term Debt [Line Items]
Maturity date	[7]	June 26, 2026
Principal amount	[7]	¥ 10,000
Interest rate per annum	[7]	2.35%
Total borrowings	[7]	¥ 10,000
BankOf China [Member]
Short-Term Debt [Line Items]
Maturity date	[8]	June 30, 2026
Principal amount	[8]	¥ 10,000
Interest rate per annum	[8]	2.15%
Total borrowings	[8]	¥ 10,000
Bank Of Beijing Five [Member]
Short-Term Debt [Line Items]
Maturity date	[9]	May 8, 2027
Principal amount	[9]	¥ 5,000
Interest rate per annum	[9]	2.60%
Total borrowings	[9]	¥ 5,000

[1]	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024. The loans of RMB 5.0 million has been repaid on May 30, 2025.
[2]	On June 20, 2024, Baodafang entered into an RMB50.0 million (updated to RMB20.0 million on December 25, 2024) credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, on June 27, 2024, Baodafang entered into a supply chain financing agreement with the Bank of Beijing, whereby the Bank of Beijing would settle Baodafang’s accounts payable by providing RMB10.0 million to Baodafang’s supplier, Beijing Cheche, after Beijing Cheche factored its corresponding accounts receivable due from Baodafang to the Bank of Beijing through a non-recourse factoring agreement. The interest and the principal has been repaid upon maturity on June 6, 2025. In addition, under this credit facility, the Group drew down RMB10.0 million on December 27, 2024. The loans of RMB10.0 million were repaid on June 17, 2025. There are no financial covenants for the credit facility.
[3]	On November 6, 2024, the Group entered into an RMB30.0 million credit facility with the China Minsheng Bank that will expire on November 5, 2025 to support its operations, which was jointly guaranteed by Cheche Insurance and Baodafang. Under this credit facility, the Group drew down RMB5.0 million on December 11, 2024. There are no financial covenants for the credit facility. In addition, under this credit facility, the Group drew down RMB9.9 million on January 14, 2025 and RMB2.0 million on June 12, 2025,respectiely. There are no financial covenants for the credit facility.
[4]	On May 30, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 29, 2026 to support its operations, which was guaranteed by Cheche Insurance. The Group is in compliance with all of the loan covenants as of June 30, 2025.
[5]	On June 26, 2025, the Group entered into a loan contract of RMB10 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Baodafang and Cheche Insurance. The loans of RMB5.0 million were repaid on August 7, 2025.
[6]	On June 20, 2024, Baodafang entered into an RMB50.0 million (updated to RMB20.0 million on December 25, 2024) credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, on June 10, 2025, Baodafang entered into a supply chain financing agreement with the Bank of Beijing, whereby the Bank of Beijing would settle Baodafang’s accounts payable by providing RMB10.0 million to Baodafang’s supplier, Beijing Cheche, after Beijing Cheche factored its corresponding accounts receivable due from Baodafang to the Bank of Beijing through a non-recourse factoring agreement. The interest was prepaid and the principal will be due upon maturity on June 5, 2026. The Group’s consolidated statements of cash flows has reflected a financing cash inflow related to this affected short-term borrowings balance in “Cash received from short-term borrowings from bank”. In addition, under this credit facility, the Group drew down RMB10.0 million on June 19, 2025. There are no financial covenants for the credit facility.
[7]	On June 27, 2025, the Group entered into a loan contract of RMB10 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Beijing Cheche and Cheche Insurance. The loans of RMB5.0 million were repaid on August 7, 2025.
[8]	On June 30, 2025, the Group entered into an RMB10.0 million credit facility with the Bank of China that will expire on June 28, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB10.0 million on June 30, 2025. There are no financial covenants for the credit facility.
[9]	On May 8, 2025, the Group entered into an RMB20.0 million credit facility with the Bank of China that will expire on May 7, 2027 to support its operations, which was guaranteed by the deposit pledge of USD 3.0 million. Under this credit facility, the Group drew down RMB5.0 million on June 3, 2025. There are no financial covenants for the credit facility.